Consolidated Statement of Comprehensive Income (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statement of Comprehensive Income [Abstract]
Net income	2,612		2,680		2,457
Foreign exchange gain (loss) on:
Translation of the net investment in foreign operations	440		(128)		130
Translation of US dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	(394)		123		(122)
Pension and other postretirement benefit plans:
Net actuarial gain (loss) arising during the year, before tax	1,544		(660)		(1,541)
Prior service cost from plan amendment arising during the year - pre-tax	0		(6)		(28)
Amortization of net actuarial loss (gain) included in net periodic benefit cost (income)	226	[1]	119	[1]	8	[1]
Amortization of prior service cost - pre-tax	5	[1]	7	[1]	4	[1]
Derivative instruments	0		0		(2)	[2]
Other comprehensive loss before income taxes	1,821		(545)		(1,551)
Income tax recovery (expense)	414		(127)		(421)
Other comprehensive loss	1,407		(418)		(1,130)
Comprehensive income	4,019		2,262		1,327

[1]	Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 11 - Pensions and other postretirement benefits to the Company's Annual Consolidated Financial Statements.
[2]	Reclassified to Other income on the Consolidated Statement of Income.